Accounts Receivable - Summary of trade receivables (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 346,379,574	$ 161,093,054
Receivable from investment banking services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	66,740,188	134,855,898
Receivable from brokers and clearing house [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	261,329,847	10,813,497
Clients' receivables [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 18,309,539	12,848,608
Margin loan receivable [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable		$ 2,575,051